Critical accounting estimates and assumptions	6 Months Ended
Jun. 30, 2025
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

3.Critical accounting estimates and assumptions

The preparation of interim financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that may significantly affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the reporting period.

Refer to the disclosure note 5.5.2 from the Group’s 2024 year-end consolidated financial statements for further details about the main critical accounting estimates and assumptions.